EQUITY - Cumulative Gains (Losses) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
Equity [Abstract]
Unrealized gains (losses) on investments	$ (9,324)	$ 3,898
Market risk benefits - instrument-specific credit risk component	668	(912)	$ 23,784
Liability for future policy benefits - current discount rate component	355	(1,003)
Defined benefit pension plans	(650)	(669)
Foreign currency translation adjustments	(91)	(45)
Total accumulated other comprehensive income (loss)	(9,042)	1,269
Less: Accumulated other comprehensive income (loss) attributable to noncontrolling interest	(50)	(34)
Accumulated other comprehensive income (loss) attributable to Holdings	$ (8,992)	$ 1,303